Contingencies, Commitments and Responsibilities - Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities in business combination [line items]
Provisions	$ 135,090	$ 177,827	$ 214,903
Bank And Subsidiaries Liabilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	5,393,860	5,940,086
Contingent liability for guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	437,396	548,521
Contingent liability for confirmes foreign letters of credit [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	2,207	509
Letters of credit issued [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	136,561	97,553
Documented guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	1,407,102	1,501,957
Available on demand credit lines [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	2,656,219	2,623,744
Contingent liability for other credit commitments [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	$ 754,375	$ 1,167,802